Investments in Associates and Joint Arrangements - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	¥ 168,552	¥ 160,732
Joint ventures	1,004	1,079
Investments accounted for using the equity method	¥ 169,556	¥ 161,811